United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-5242

(Registrant’s Telephone Number)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/19

Date of Reporting Period: Quarter end 11/30/18

Edward Jones Money Market Fund

Portfolio of Investments

November 30, 2018 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - 35.4%
Federal Farm Credit System Discount Notes, 2.020%, 12/17/2018[1]	$25,000,000	$24,977,945
Federal Farm Credit System Floating Rate Notes, 2.164% (3-month USLIBOR -0.170%), 12/17/2018[2]	25,000,000	24,998,525
Federal Farm Credit System Floating Rate Notes, 2.212% (1-month USLIBOR -0.110%), 12/27/2018[2]	149,500,000	149,500,000
Federal Farm Credit System Floating Rate Notes, 2.214% - 2.222% (1-month USLIBOR -0.085%), 12/1/2018 - 12/15/2018[2]	131,250,000	131,248,884
Federal Farm Credit System Floating Rate Notes, 2.219% (1-month USLIBOR -0.095%), 12/4/2018[2]	25,000,000	24,999,837
Federal Farm Credit System Floating Rate Notes, 2.221% - 2.242% (1-month USLIBOR -0.080%), 12/13/2018 - 12/27/2018[2]	115,000,000	114,990,985
Federal Farm Credit System Floating Rate Notes, 2.240% (1-month USLIBOR -0.075%), 12/26/2018[2]	75,000,000	75,000,000
Federal Farm Credit System Floating Rate Notes, 2.250% - 2.254% (1-month USLIBOR -0.060%), 12/4/2018 - 12/16/2018[2]	140,000,000	139,998,286
Federal Farm Credit System Floating Rate Notes, 2.253% - 2.284% (1-month USLIBOR -0.065%), 12/12/2018 - 12/29/2018[2]	87,750,000	87,748,549
Federal Farm Credit System Floating Rate Notes, 2.255% - 2.273% (1-month USLIBOR -0.045%), 12/12/2018 - 12/21/2018[2]	100,000,000	99,999,794
Federal Farm Credit System Floating Rate Notes, 2.258% - 2.264% (1-month USLIBOR -0.043%), 12/15/2018 - 12/21/2018[2]	68,750,000	68,749,773
Federal Farm Credit System Floating Rate Notes, 2.267% (1-month USLIBOR -0.055%), 12/27/2018[2]	44,000,000	43,997,816
Federal Farm Credit System Floating Rate Notes, 2.274% (1-month USLIBOR -0.040%), 12/13/2018[2]	100,000,000	99,999,433
Federal Farm Credit System Floating Rate Notes, 2.277% (1-month USLIBOR -0.041%), 12/6/2018[2]	40,000,000	40,000,000
Federal Farm Credit System Floating Rate Notes, 2.285% (1-month USLIBOR -0.030%), 12/9/2018[2]	20,000,000	20,000,000
Federal Farm Credit System Floating Rate Notes, 2.287% (1-month USLIBOR -0.020%), 12/3/2018[2]	95,000,000	94,996,441
Federal Farm Credit System Floating Rate Notes, 2.291% (1-month USLIBOR -0.010%), 12/20/2018[2]	109,500,000	109,500,000
Federal Farm Credit System Floating Rate Notes, 2.314% (1-month USLIBOR +0.000%), 12/13/2018[2]	117,000,000	117,000,000
Federal Farm Credit System Floating Rate Notes, 2.327% (1-month USLIBOR +0.005%), 12/27/2018[2]	60,750,000	60,747,005
Federal Farm Credit System Floating Rate Notes, 2.327% (3-month USLIBOR -0.150%), 1/23/2019[2]	25,000,000	25,000,000
Federal Farm Credit System Floating Rate Notes, 2.358% (1-month USLIBOR +0.055%), 12/19/2018[2]	22,000,000	21,999,970
Federal Farm Credit System Floating Rate Notes, 2.361% (3-month USLIBOR -0.180%), 2/1/2019[2]	25,000,000	25,005,019
Federal Farm Credit System Floating Rate Notes, 2.400% (1-month USLIBOR +0.001%), 1/4/2019[2]	50,000,000	49,997,825
Federal Farm Credit System Floating Rate Notes, 2.606% (3-month USLIBOR -0.130%), 12/4/2018[2]	39,000,000	39,000,000
Federal Home Loan Bank System Discount Notes, 1.800% - 2.400%, 12/3/2018 - 4/5/2019[1]	992,700,000	987,934,632
Federal Home Loan Bank System Floating Rate Notes, 2.068% (3-month USLIBOR -0.340%), 1/9/2019[2]	100,000,000	100,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.098% - 2.136% (3-month USLIBOR -0.300%), 1/3/2019 - 1/16/2019[2]	310,000,000	310,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.141% (3-month USLIBOR -0.295%), 1/16/2019[2]	100,000,000	100,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.173% - 2.187% (1-month USLIBOR -0.130%), 12/8/2018 - 12/18/2018[2]	252,000,000	252,000,000

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - continued
Federal Home Loan Bank System Floating Rate Notes, 2.174% - 2.547% (3-month USLIBOR -0.160%), 12/12/2018 - 2/28/2019[2]	$153,000,000	$152,983,476
Federal Home Loan Bank System Floating Rate Notes, 2.175% - 2.193% (1-month USLIBOR -0.125%), 12/4/2018 - 12/21/2018[2]	531,500,000	531,500,000
Federal Home Loan Bank System Floating Rate Notes, 2.180% - 2.183% (1-month USLIBOR -0.135%), 12/6/2018 - 12/9/2018[2]	200,000,000	200,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.190% (3-month USLIBOR -0.260%), 1/19/2019[2]	125,000,000	125,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.194% (1-month USLIBOR -0.120%), 12/4/2018[2]	125,000,000	125,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.194% - 2.340% (3-month USLIBOR -0.275%), 1/22/2019 - 2/10/2019[2]	787,000,000	787,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.196% (1-month USLIBOR -0.110%), 12/22/2018[2]	50,000,000	50,001,014
Federal Home Loan Bank System Floating Rate Notes, 2.198% - 2.210% (1-month USLIBOR -0.105%), 12/19/2018 - 12/26/2018[2]	432,000,000	432,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.198% - 2.241% (3-month USLIBOR -0.140%), 12/19/2018 - 12/26/2018[2]	127,000,000	127,019,638
Federal Home Loan Bank System Floating Rate Notes, 2.198% - 2.331% (3-month USLIBOR -0.210%), 1/9/2019 - 2/1/2019[2]	220,000,000	219,999,709
Federal Home Loan Bank System Floating Rate Notes, 2.200% (1-month USLIBOR -0.115%), 12/24/2018 - 12/25/2018[2]	168,000,000	168,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.205% (1-month USLIBOR -0.095%), 12/21/2018[2]	120,000,000	120,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.223% - 2.235% (1-month USLIBOR -0.080%), 12/19/2018 - 12/26/2018[2]	375,000,000	375,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.230% (1-month USLIBOR -0.085%), 12/9/2018[2]	250,000,000	250,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.233% (1-month USLIBOR -0.070%), 12/18/2018[21]	45,000,000	45,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.243% - 2.258% (1-month USLIBOR -0.060%), 12/11/2018 - 12/22/2018[2]	220,000,000	220,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.246% (1-month USLIBOR -0.055%), 12/20/2018[2]	53,000,000	53,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.249% - 2.252% (1-month USLIBOR -0.065%), 12/3/2018 - 12/8/2018[2]	120,000,000	119,995,272
Federal Home Loan Bank System Floating Rate Notes, 2.253% - 2.264% (1-month USLIBOR -0.050%), 12/5/2018 - 12/17/2018[2]	178,000,000	178,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.254% - 2.271% (1-month USLIBOR -0.045%), 12/1/2018 - 12/25/2018[2]	242,600,000	242,599,365
Federal Home Loan Bank System Floating Rate Notes, 2.266% (1-month USLIBOR -0.040%), 12/22/2018[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.276% - 2.278% (1-month USLIBOR -0.025%), 12/18/2018 - 12/20/2018[2]	214,000,000	214,001,122
Federal Home Loan Bank System Floating Rate Notes, 2.280% (1-month USLIBOR -0.035%), 12/23/2018[2]	19,000,000	19,000,544
Federal Home Loan Bank System Floating Rate Notes, 2.302% - 2.335% (3-month USLIBOR -0.280%), 2/4/2019 - 2/11/2019[2]	455,000,000	455,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.319% (3-month USLIBOR -0.150%), 1/22/2019[2]	18,000,000	18,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.430% (3-month USLIBOR -0.185%), 2/10/2019[2]	19,000,000	19,000,000
Federal Home Loan Bank System, 2.400% - 2.500%, 5/20/2019 - 11/4/2019	576,500,000	576,453,030
Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.199% (1-month USLIBOR -0.115%), 12/4/2018[2]	165,000,000	165,000,000
Federal National Mortgage Association Floating Rate Notes, 2.260% (Secured Overnight Financing Rate +0.070%), 12/3/2018[2]	74,000,000	74,000,000

Total U.S. Government Agency Securities		9,551,943,889

U.S. TREASURY SECURITIES - 11.9%
U.S. Treasury Bills, 2.100%, 1/10/2019	106,375,000	106,126,792
U.S. Treasury Bills, 2.130% - 2.145%, 1/17/2019	224,600,000	223,973,409

	Principal Amount	Value
U.S. TREASURY SECURITIES - continued
U.S. Treasury Bills, 2.160%, 1/31/2019	$261,200,000	$260,244,008
U.S. Treasury Bills, 2.180%, 2/14/2019	112,300,000	111,789,971
U.S. Treasury Bills, 2.180%, 2/7/2019	489,500,000	487,484,348
U.S. Treasury Bills, 2.240%, 3/7/2019	361,000,000	358,843,627
U.S. Treasury Bills, 2.262%, 3/14/2019	250,000,000	248,382,041
U.S. Treasury Bills, 2.300%, 1/15/2019	173,275,000	172,776,835
U.S. Treasury Bills, 2.311%, 3/21/2019	180,000,000	178,728,950
U.S. Treasury Bills, 2.333%, 4/4/2019	75,000,000	74,397,437
U.S. Treasury Bills, 2.415%, 4/18/2019	252,800,000	250,459,703
U.S. Treasury Floating Rate Notes, 2.417% (91-day T-Bill +0.033%), 12/4/2018[2]	56,000,000	56,006,207
U.S. Treasury Floating Rate Notes, 2.429% (91-day T-Bill +0.045%), 12/4/2018[2]	192,000,000	191,986,097
U.S. Treasury Notes, 1.250%, 5/31/2019	90,000,000	89,426,488
U.S. Treasury Notes, 1.375% - 1.500%, 2/28/2019	217,000,000	216,557,852
U.S. Treasury Notes, 1.500%, 10/31/2019	105,000,000	103,878,202
U.S. Treasury Notes, 3.625%, 8/15/2019	65,000,000	65,455,644

Total U.S. Treasury Securities		3,196,517,611

REPURCHASE AGREEMENTS - 52.2%
Interest in $1,100,000,000 joint repurchase agreement 2.31%, dated 11/30/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,100,211,750 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2060 and the market value of those underlying securities was $1,129,881,818.	350,000,000	350,000,000
Interest in $113,000,000 joint repurchase agreement 2.30%, dated 10/12/2018 under which Bank of Montreal will repurchase securities provided as collateral for $113,635,311 on 1/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $116,432,489.[3]	30,000,000	30,000,000
Interest in $900,000,000 joint repurchase agreement 2.30%, dated 11/30/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $900,172,500 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $918,762,319.	500,000,000	500,000,000
Interest in $2,700,000,000 joint repurchase agreement 2.27%, dated 11/30/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,700,510,750 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2026 and the market value of those underlying securities was $2,754,520,985.	171,000,000	171,000,000
Interest in $700,000,000 joint repurchase agreement 2.32%, dated 11/9/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $702,706,667 on 1/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $715,104,346.[3]	147,000,000	147,000,000
Interest in $900,000,000 joint repurchase agreement 2.19%, dated 9/12/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $905,201,250 on 12/17/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/20/2048 and the market value of those underlying securities was $929,528,613.[3]	250,000,000	250,000,000
Interest in $665,000,000 joint repurchase agreement 2.23%, dated 9/26/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $668,748,568 on 12/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $681,157,215.[3]	135,000,000	135,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Interest in $6,500,000,000 joint repurchase agreement 2.30%, dated 11/30/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,501,245,833 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $6,651,369,999.	$1,000,000,000	$1,000,000,000
Interest in $300,000,000 joint repurchase agreement 2.24%, dated 9/27/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $301,736,000 on 12/28/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2048 and the market value of those underlying securities was $307,379,296.[3]	75,000,000	75,000,000
Interest in $300,000,000 joint repurchase agreement 2.25%, dated 10/25/2018 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $301,162,500 on 12/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2048 and the market value of those underlying securities was $306,874,582.[3]	100,000,000	100,000,000
Repurchase agreement 2.30%, dated 11/30/2018 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $500,095,833 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $510,097,750.	500,000,000	500,000,000
Repurchase agreement 2.30%, dated 11/30/2018 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $1,000,191,667 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,015,873,733.	1,000,000,000	1,000,000,000
Interest in $1,000,000,000 joint repurchase agreement 2.22%, dated 11/27/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,431,667 on 12/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2068 and the market value of those underlying securities was $1,026,164,193.	250,000,000	250,000,000
Repurchase agreement 2.30%, dated 11/30/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,143,750 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2066 and the market value of those underlying securities was $767,672,790.	750,000,000	750,000,000
Interest in $600,000,000 joint repurchase agreement 2.25%, dated 10/29/2018 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $602,437,500 on 1/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2028 and the market value of those underlying securities was $613,338,758.[3]	125,000,000	125,000,000
Repurchase agreement 2.27%, dated 11/30/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,567,500 on 12/3/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2047 and the market value of those underlying securities was $3,236,557,176.	3,000,000,000	3,000,000,000
Interest in $350,000,000 joint repurchase agreement 2.37%, dated 11/13/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $351,336,417 on 1/11/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2057 and the market value of those underlying securities was $358,363,145.	90,000,000	90,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Repurchase agreement 2.48%, dated 11/27/2018 under which Lloyds Bank Plc will repurchase securities provided as collateral for $140,578,667 on 1/28/2019. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2023 and the market value of those underlying securities was $142,450,192.	$140,000,000	$140,000,000
Repurchase agreement 2.48%, dated 11/30/2018 under which Lloyds Bank Plc will repurchase securities provided as collateral for $301,033,333 on 1/23/2019.[4]	300,000,000	300,000,000
Interest in $1,800,000,000 joint repurchase agreement 2.30%, dated 11/30/2018 under which MUFG Securities Americas Inc. will repurchase securities provided as collateral for $1,800,345,000 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2068 and the market value of those underlying securities was $1,853,359,437.	800,000,000	800,000,000
Interest in $1,000,000,000 joint repurchase agreement 2.30%, dated 11/30/2018 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $1,000,191,667 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2061 and the market value of those underlying securities was $1,020,000,001.	500,000,000	500,000,000
Interest in $750,000,000 joint repurchase agreement 2.19%, dated 9/13/2018 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $754,106,250 on 12/12/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2066 and the market value of those underlying securities was $769,884,075.[3]	250,000,000	250,000,000
Interest in $750,000,000 joint repurchase agreement 2.23%, dated 11/28/2018 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $750,325,208 on 12/4/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $765,331,801.	150,000,000	150,000,000
Interest in $1,500,000,000 joint repurchase agreement 2.33%, dated 10/16/2018 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,508,737,500 on 1/14/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2048 and the market value of those underlying securities was $1,542,318,097.[3]	450,000,000	450,000,000
Repurchase agreement 2.28%, dated 11/30/2018 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $1,000,190,000 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2028 and the market value of those underlying securities was $1,020,193,840.	1,000,000,000	1,000,000,000
Repurchase agreement 2.30%, dated 11/30/2018 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $1,000,191,667 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2048 and the market value of those underlying securities was $1,020,527,708.	1,000,000,000	1,000,000,000
Interest in $1,000,000,000 joint repurchase agreement 2.26%, dated 11/30/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,439,444 on 12/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,020,192,100.	250,000,000	250,000,000
Interest in $2,000,000,000 joint repurchase agreement 2.27%, dated 11/30/2018 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,378,333 on 12/3/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $2,040,385,915.	750,000,000	750,000,000

Total Repurchase Agreements		14,063,000,000

Value
Total Investments - 99.5% (at amortized cost)[5]	$26,811,461,500

Other Assets and Liabilities - Net - 0.5%	126,133,480

TOTAL NET ASSETS - 100%	$26,937,594,980

1	Discount yield(s) at time of purchase.
2	Floating rate instruments with current rate and current maturity or next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4

As required on settlement date, 12/4/2018, U.S. Treasury securities with various maturities to 01/15/2022 were provided as collateral and held with State Street Bank as tri-party agent, and the market value of those underlying securities was $305,797,640.

5	Also represents cost for federal tax purposes.

Notes to Portfolio of Investments

November 30, 2018 (Unaudited)

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. As a “government money market fund”, the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Board of Trustees (“Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (“Valuation Committee”) comprised of officers and representatives of the Fund and Passport Research, Ltd. (the “Adviser” or “Passport”) to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or sub-adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Board retains the authority to make or ratify and valuation decisions.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2018, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the sub-adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. RISKS

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Securities Risk — Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Counterparty Risk — When the Fund enters into an agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Cybersecurity Risk — The Fund and its service providers may be susceptible to operational, information, security and related risks. While the Fund’s service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or their shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Edward Jones Money Market Fund

By (Signature and Title)	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 01/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 01/23/2019

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Principal Financial Officer

Date 01/23/2019

*	Print the name and title of each signing officer under his or her signature.